UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):
Empower Securefoundation
®
Balanced Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXLDX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Securefoundation
®
Balanced Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Class L/MXLDX)	$ 86	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 738M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation
of
Holdings
The tables below show the investment makeup
of
the
Fund
, representing
percentage
of
the
total
investments

of
the
Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.60%
Empower S&P 500 ® Index Fund Institutional Class	21.08%
Empower International Index Fund Institutional Class	13.95%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.70%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.19%
Empower of America Contract	4.89%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.59%
ASSET CLASS ALLOCATION
Material Fund
Changes
There were no material changes to the Fund during
the
reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS
Empower Securefoundation
®
Balanced Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXCJX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Securefoundation
®
Balanced Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Institutional Class/MXCJX)	$ 25	0.24% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 738M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.60%
Empower S&P 500 ® Index Fund Institutional Class	21.08%
Empower International Index Fund Institutional Class	13.95%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.70%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.19%
Empower of America Contract	4.89%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.59%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan
the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS
Empower Securefoundation
®
Balanced Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXSBX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Securefoundation
®
Balanced Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Investor Class/MXSBX)	$ 61	0.59% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 738M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.60%
Empower S&P 500 ® Index Fund Institutional Class	21.08%
Empower International Index Fund Institutional Class	13.95%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.70%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.19%
Empower of America Contract	4.89%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.59%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS
Empower Securefoundation
®
Balanced Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXSHX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Securefoundation
®
Balanced Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Service Class/MXSHX)	$ 71	0.69% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 738M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.60%
Empower S&P 500 ® Index Fund Institutional Class	21.08%
Empower International Index Fund Institutional Class	13.95%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.70%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	9.19%
Empower of America Contract	4.89%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.59%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS
Empower Securefoundation
®
Balanced ETF Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class A / SFBPX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Securefoundation
®
Balanced ETF Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX)	$ 29	0.28% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.05%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 20M
Total number of portfolio holdings	8
Total advisory fee paid	$ 0.0M (a)
Portfolio turnover rate as of the end of the reporting period	10%
(a)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Vanguard Total Bond Market ETF	36.16%
Vanguard S&P 500 ® ETF	19.38%
Vanguard FTSE Developed Markets ETF	12.97%
Vanguard S&P Mid-Cap 400 ® ETF	10.47%
Vanguard Russell 2000 ETF	8.36%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	6.95%
Vanguard FTSE Emerging Markets ETF	4.21%
Federated Hermes Government Obligations Fund Institutional Class	1.50%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce
expenses
, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Securefoundation® Balanced Fund	Empower Securefoundation® Balanced ETF Fund
Institutional Class Ticker / MXCJX	Institutional Class Ticker / SFBPX
Investor Class Ticker / MXSBX
Service Class Ticker / MXSHX
Class L Ticker / MXLDX
(the "Fund(s)")
Semi-Annual Report
June 30, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
30,248,476	Empower Bond Index Fund Institutional Class(a)	$255,297,140

TOTAL BOND MUTUAL FUNDS — 34.61% (Cost $285,967,098)		$255,297,140
EQUITY MUTUAL FUNDS
8,279,005	Empower International Index Fund Institutional Class(a)	102,908,029
15,843,066	Empower S&P 500® Index Fund Institutional Class(a)	155,578,906
10,492,511	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	86,353,366
11,055,759	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	67,771,804
2,798,117	Fidelity® Emerging Markets Index Fund Institutional Class	33,885,199

TOTAL EQUITY MUTUAL FUNDS — 60.53% (Cost $413,201,281)		$446,497,304
Account Balance		Fair Value
FIXED INTEREST CONTRACT
36,103,327(b)	Empower of America Contract(a) 1.90%(c)	$ 36,103,327

TOTAL FIXED INTEREST CONTRACT — 4.89% (Cost $36,103,327)		$36,103,327
TOTAL INVESTMENTS — 100.03% (Cost $735,271,706)		$737,897,771
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(243,352)
TOTAL NET ASSETS — 100.00%		$737,654,419

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
103,347	Vanguard Total Bond Market ETF	$ 7,609,439

TOTAL BOND EXCHANGE TRADED FUNDS — 38.84% (Cost $8,256,416)		$7,609,439
EQUITY EXCHANGE TRADED FUNDS
47,859	Vanguard FTSE Developed Markets ETF(a)	2,728,442
17,924	Vanguard FTSE Emerging Markets ETF	886,521
20,181	Vanguard Russell 2000 ETF	1,760,187
7,181	Vanguard S&P 500® ETF	4,079,023
20,988	Vanguard S&P Mid-Cap 400® ETF(a)	2,203,320

EQUITY EXCHANGE TRADED FUNDS — 59.51% (Cost $8,526,885)		$11,657,493
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,462,969	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(b), 4.25%(c)	$ 1,462,969
314,727	Federated Hermes Government Obligations Fund Institutional Class, 4.20%(c)	314,727
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 9.08% (Cost $1,777,696)		$1,777,696
TOTAL INVESTMENTS — 107.43% (Cost $18,560,997)		$21,044,628
OTHER ASSETS & LIABILITIES, NET — (7.43)%		$(1,455,046)
TOTAL NET ASSETS — 100.00%		$19,589,582

(a)	All or a portion of the security is on loan as of June 30, 2025.
(b)	Collateral received for securities on loan.
(c)	Rate shown is the 7-day yield as of June 30, 2025.
ETF	Exchange Traded Fund
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced ETF Fund
ASSETS:
Investments at fair value, affiliated(a)	$704,012,572	$-
Investments at fair value, unaffiliated(b)(c)	33,885,199	21,044,628
Dividends and interest receivable	-	13,451
Subscriptions receivable	70,094	-
Receivable for investments sold	1,497,861	-
Total Assets	739,465,726	21,058,079
LIABILITIES:
Payable for distribution fees	39,148	-
Payable for investments purchased	11,927	-
Payable for shareholder services fees	152,879	-
Payable to investment adviser	51,325	3,752
Payable upon return of securities loaned	-	1,462,969
Redemptions payable	1,556,028	1,776
Total Liabilities	1,811,307	1,468,497
NET ASSETS	$737,654,419	$19,589,582
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,998,608	$167,793
Paid-in capital in excess of par	759,350,399	16,616,736
Undistributed/accumulated earnings (deficit)	(28,694,588)	2,805,053
NET ASSETS	$737,654,419	$19,589,582
NET ASSETS BY CLASS
Investor Class	$290,993,792	N/A
Class A	N/A	$19,589,582
Service Class	$49,664,902	N/A
Class L	$178,286,809	N/A
Institutional Class	$218,708,916	N/A
CAPITAL STOCK:
Authorized
Investor Class	190,000,000	N/A
Class A	N/A	20,000,000
Service Class	80,000,000	N/A
Class L	140,000,000	N/A
Institutional Class	200,000,000	N/A
Issued and Outstanding
Investor Class	21,444,392	N/A
Class A	N/A	1,677,933
Service Class	3,577,163	N/A
Class L	16,119,963	N/A
Institutional Class	28,844,565	N/A
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced ETF Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.57	N/A
Class A	N/A	$11.67(d)
Service Class	$13.88	N/A
Class L	$11.06	N/A
Institutional Class	$7.58	N/A
(a) Cost of investments, affiliated	$704,286,455	$-
(b) Cost of investments, unaffiliated	$30,985,251	$18,560,997
(c) Including fair value of securities on loan	$-	$1,432,557
(d) The maximum offering price per share for Class A shares was $12.28 which reflects a sales charge of 5.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced ETF Fund
INVESTMENT INCOME:
Interest, affiliated	$345,622	$-
Income from securities lending (net of fees)	-	1,511
Dividends, unaffiliated	-	213,297
Total Income	345,622	214,808
EXPENSES:
Management fees	365,420	14,986
Shareholder services fees – Investor Class	502,531	-
Shareholder services fees – Service Class	88,968	-
Shareholder services fees – Class L	315,653	-
Audit and tax fees	-	16,612
Custodian fees	-	649
Directors fees	-	21,062
Distribution fees – Service Class	25,247	-
Distribution fees – Class L	223,945	-
Fund administration fees	-	42,990
Legal fees	-	5,275
Pricing fees	-	119
Registration fees	-	6,801
Shareholder report fees	-	738
Transfer agent fees	-	11,995
Other fees	-	28
Total Expenses	1,521,764	121,255
Less amount reimbursed by investment adviser	-	99,713
Less management fees waived	64,581	-
Net Expenses	1,457,183	21,542
NET INVESTMENT INCOME (LOSS)	(1,111,561)	193,266
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(5,685,861)	-
Net realized gain (loss) on investments, unaffiliated	(1,293,730)	267,629
Net Realized Gain (Loss)	(6,979,591)	267,629
Net change in unrealized appreciation on investments, affiliated	41,450,659	-
Net change in unrealized appreciation on investments, unaffiliated	6,270,252	711,039
Net Change in Unrealized Appreciation	47,720,911	711,039
Net Realized and Unrealized Gain	40,741,320	978,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,629,759	$1,171,934
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower SecureFoundation® Balanced Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(1,111,561)	$22,160,868
Net realized gain (loss)	(6,979,591)	17,191,170
Net change in unrealized appreciation	47,720,911	27,844,284
Net Increase in Net Assets Resulting from Operations	39,629,759	67,196,322
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(22,992,393)
Service Class	-	(4,241,071)
Class L	-	(17,289,206)
Institutional Class	-	(29,695,529)
From Net Investment Income and Net Realized Gains	0	(74,218,199)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,424,621	10,514,807
Service Class	2,217,331	5,634,939
Class L	1,879,606	2,801,814
Institutional Class	9,347,819	25,959,765
Shares issued in reinvestment of distributions
Investor Class	-	22,992,393
Service Class	-	4,241,071
Class L	-	17,289,206
Institutional Class	-	29,695,529
Shares redeemed
Investor Class	(25,579,499)	(82,803,108)
Service Class	(10,741,259)	(23,612,631)
Class L	(23,410,724)	(63,041,020)
Institutional Class	(20,204,724)	(61,071,601)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(64,066,829)	(111,398,836)
Total Decrease in Net Assets	(24,437,070)	(118,420,713)
NET ASSETS:
Beginning of Period	762,091,489	880,512,202
End of Period	$737,654,419	$762,091,489
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	187,132	802,156
Service Class	167,241	413,008
Class L	176,343	256,686
Institutional Class	1,291,961	3,307,395
Shares issued in reinvestment of distributions
Investor Class	-	1,764,706
Service Class	-	318,348
Class L	-	1,620,896
Institutional Class	-	4,023,155
Shares redeemed
Investor Class	(1,983,825)	(6,232,464)
Service Class	(811,037)	(1,734,273)
Class L	(2,204,691)	(5,742,279)
Institutional Class	(2,784,744)	(7,871,879)
Net Decrease	(5,961,620)	(9,074,545)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower SecureFoundation® Balanced ETF Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$193,266	$484,748
Net realized gain	267,629	967,216
Net change in unrealized appreciation	711,039	306,073
Net Increase in Net Assets Resulting from Operations	1,171,934	1,758,037
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains	0	(1,519,238)
From Net Investment Income and Net Realized Gains	0	(1,519,238)
CAPITAL SHARE TRANSACTIONS:
Shares sold	-	-
Shares issued in reinvestment of distributions	-	1,519,238
Shares redeemed	(725,683)	(3,248,189)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(725,683)	(1,728,951)
Total Increase (Decrease) in Net Assets	446,251	(1,490,152)
NET ASSETS:
Beginning of Period	19,143,331	20,633,483
End of Period	$19,589,582	$19,143,331
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	-	-
Shares issued in reinvestment of distributions	-	137,141
Shares redeemed	(66,214)	(281,329)
Net Decrease	(66,214)	(144,188)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2025 (Unaudited)	$12.85	(0.02)	0.74	0.72	-	-	-	$13.57	5.60% (e)
12/31/2024	$12.80	0.34	0.71	1.05	(0.29)	(0.71)	(1.00)	$12.85	8.18%
12/31/2023	$11.75	0.33	1.20	1.53	(0.27)	(0.21)	(0.48)	$12.80	13.18%
12/31/2022	$14.65	0.24	(2.36)	(2.12)	(0.21)	(0.57)	(0.78)	$11.75	(14.51%)
12/31/2021	$14.39	0.32	1.27	1.59	(0.31)	(1.02)	(1.33)	$14.65	11.12%
12/31/2020	$13.41	0.32	1.48	1.80	(0.28)	(0.54)	(0.82)	$14.39	13.92%
Service Class
06/30/2025 (Unaudited)	$13.16	(0.03)	0.75	0.72	-	-	-	$13.88	5.47% (e)
12/31/2024	$13.08	0.34	0.72	1.06	(0.27)	(0.71)	(0.98)	$13.16	8.09%
12/31/2023	$11.99	0.37	1.17	1.54	(0.24)	(0.21)	(0.45)	$13.08	13.04%
12/31/2022	$14.92	0.24	(2.42)	(2.18)	(0.18)	(0.57)	(0.75)	$11.99	(14.58%)
12/31/2021	$14.63	0.38	1.22	1.60	(0.29)	(1.02)	(1.31)	$14.92	11.02%
12/31/2020	$13.61	0.36	1.45	1.81	(0.25)	(0.54)	(0.79)	$14.63	13.76%
Class L
06/30/2025 (Unaudited)	$10.49	(0.03)	0.60	0.57	-	-	-	$11.06	5.43% (e)
12/31/2024	$10.62	0.26	0.59	0.85	(0.27)	(0.71)	(0.98)	$10.49	7.89%
12/31/2023	$9.83	0.25	0.99	1.24	(0.24)	(0.21)	(0.45)	$10.62	12.89%
12/31/2022	$12.40	0.18	(2.00)	(1.82)	(0.18)	(0.57)	(0.75)	$9.83	(14.71%)
12/31/2021	$12.37	0.22	1.09	1.31	(0.26)	(1.02)	(1.28)	$12.40	10.70%
12/31/2020	$11.63	0.23	1.28	1.51	(0.23)	(0.54)	(0.77)	$12.37	13.54%
Institutional Class
06/30/2025 (Unaudited)	$7.17	0.00 (f)(g)	0.41	0.41	-	-	-	$7.58	5.72% (e)
12/31/2024	$7.57	0.25	0.40	0.65	(0.34)	(0.71)	(1.05)	$7.17	8.64%
12/31/2023	$7.17	0.24	0.71	0.95	(0.34)	(0.21)	(0.55)	$7.57	13.55%
12/31/2022	$9.35	0.21	(1.54)	(1.33)	(0.28)	(0.57)	(0.85)	$7.17	(14.22%)
12/31/2021	$9.66	0.23	0.86	1.09	(0.38)	(1.02)	(1.40)	$9.35	11.45%
12/31/2020	$9.29	0.26	1.00	1.26	(0.35)	(0.54)	(0.89)	$9.66	14.27%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(h)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(h)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(h)	Portfolio turnover rate(i)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$290,994	0.45%(j)	0.43%(j)	(0.34%)(j)	5%(e)
12/31/2024	$298,721	0.45%	0.43%	2.59%	10%
12/31/2023	$344,455	0.45%	0.43%	2.68%	15%
12/31/2022	$336,832	0.45%	0.43%	1.88%	20%
12/31/2021	$505,377	0.45%	0.43%	2.14%	20%
12/31/2020	$417,503	0.45%	0.42%	2.38%	28%
Service Class
06/30/2025 (Unaudited)	$49,665	0.55%(j)	0.53%(j)	(0.44%)(j)	5%(e)
12/31/2024	$55,536	0.55%	0.53%	2.48%	10%
12/31/2023	$68,318	0.55%	0.53%	2.94%	15%
12/31/2022	$72,194	0.55%	0.53%	1.85%	20%
12/31/2021	$95,472	0.55%	0.53%	2.46%	20%
12/31/2020	$73,136	0.55%	0.52%	2.69%	28%
Class L
06/30/2025 (Unaudited)	$178,287	0.70%(j)	0.68%(j)	(0.59%)(j)	5%(e)
12/31/2024	$190,355	0.70%	0.68%	2.35%	10%
12/31/2023	$233,888	0.70%	0.68%	2.45%	15%
12/31/2022	$261,370	0.70%	0.68%	1.70%	20%
12/31/2021	$353,678	0.70%	0.68%	1.73%	20%
12/31/2020	$355,129	0.70%	0.67%	2.02%	28%
Institutional Class
06/30/2025 (Unaudited)	$218,709	0.10%(j)	0.08%(j)	0.01%(j)	5%(e)
12/31/2024	$217,480	0.10%	0.08%	3.15%	10%
12/31/2023	$233,851	0.10%	0.08%	3.17%	15%
12/31/2022	$209,452	0.10%	0.08%	2.58%	20%
12/31/2021	$156,549	0.10%	0.08%	2.31%	20%
12/31/2020	$158,316	0.10%	0.07%	2.89%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(c)	Total return shown net of expenses reimbursed and/or distribution fees waived, if applicable. Without the expense reimbursement and/or distribution fees waived, the return would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Amount was less than $0.01 per share.
(g)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED ETF FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Class A
06/30/2025 (Unaudited)	$10.98	0.11	0.58	0.69	-	-	-	$11.67	6.28% (e)
12/31/2024	$10.93	0.28	0.70	0.98	(0.30)	(0.63)	(0.93)	$10.98	8.99%
12/31/2023	$10.13	0.25	1.15	1.40	(0.27)	(0.33)	(0.60)	$10.93	13.81%
12/31/2022	$12.92	0.22	(2.14)	(1.92)	(0.25)	(0.62)	(0.87)	$10.13	(14.88%)
12/31/2021	$13.22	0.23	1.13	1.36	(0.23)	(1.43)	(1.66)	$12.92	10.24%
12/31/2020	$13.18	0.22	1.53	1.75	(0.26)	(1.45)	(1.71)	$13.22	13.43%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate
Supplemental Data and Ratios
Class A
06/30/2025 (Unaudited)	$19,590	1.29%(g)	0.23%(g)	2.06%(g)	10%(e)
12/31/2024	$19,143	1.37%	0.23%	2.40%	9%
12/31/2023	$20,633	1.14%	0.23%	2.34%	6%
12/31/2022	$20,478	0.88%	0.23%	1.93%	18%
12/31/2021	$26,512	0.73%	0.25%	1.66%	17%
12/31/2020	$27,856	0.69%	0.28%	1.69%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or distribution fees waived, if applicable. Without the expense reimbursement and/or distribution fees waived, the return would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act.  The Empower SecureFoundation® Balanced Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
The Empower SecureFoundation® Balanced ETF Fund is closed to new investors and new contributions by existing shareholders. Shareholders of the Fund may continue to reinvest dividends and capital gains arising from the Fund, but no other forms of contributions will be allowed. The Fund reserves the right to modify or limit the above exceptions or re-open the Fund at any time without prior notice.
Investment Objectives
Empower SecureFoundation® Balanced Fund - seeks long-term capital appreciation and income
Empower SecureFoundation® Balanced ETF Fund - seeks long-term capital appreciation and income
The Empower SecureFoundation® Balanced Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Empower SecureFoundation® Balanced Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. The Empower SecureFoundation® Balanced ETF Fund has Class A shares.
Shares of the Empower SecureFoundation® Balanced Fund can only be purchased in conjunction with the purchase and acceptance of a guaranteed lifetime withdrawal benefit or contingent deferred annuity (the "Guarantee") issued by Empower Annuity Insurance Company of America ("Empower of America") or Empower Life & Annuity Insurance Company of New York ("Empower of New York"). The Guarantee includes a fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee.  Empower of America and Empower of New York, as applicable, do not issue the Guarantee to either the Fund's investment adviser, Empower Capital Management LLC ("ECM") or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2025

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of ECM to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The Empower SecureFoundation® Balanced ETF Fund generally values its Exchange Traded Funds ("ETF"s) based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower of America.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund's investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2025, each Fund's investments in the underlying ETFs, underlying mutal funds and Government Money Market Mutual Funds are valued using Level 1 inputs. Investments in the Empower of America Contract and short term securities are valued using Level 2 inputs. More information regarding the sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Semi-Annual Report - June 30, 2025

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at NAV and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower SecureFoundation® Balanced Fund	$771,913,589	$41,397,138	$(75,412,956)	$(34,015,818)
Empower SecureFoundation® Balanced ETF Fund	18,927,675	3,132,163	(1,015,210)	2,116,953
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.
Fund Name	Annual Advisory Rate
Empower SecureFoundation® Balanced Fund	0.10%
Empower SecureFoundation® Balanced ETF	0.16%
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $833,000 for the fiscal period ended June 30, 2025.

Semi-Annual Report - June 30, 2025

Empower SecureFoundation® Balanced Fund
The management fee encompasses fund operation expenses except for shareholder service fees and distribution fees. ECM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder service agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class, and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares.
Empower SecureFoundation® Balanced ETF Fund
Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting service fees for the Fund are disclosed as Fund administration fees on the Statement of Operations.
ECM contractually agreed to reimburse the Fund for the amount by which any ordinary operating expenses incurred by the Fund, excluding management fees payable to ECM and certain extraordinary expenses, exceeds an annual rate of 0.07% of the Fund’s average daily net assets for Class A shares (the “Expense Limit”). The agreement’s current term ends on April 30, 2025 and automatically renews for one-year unless terminated within 90 days of the end of the current term. The amount reimbursed, if any, is reflected in the Statement of Operations.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2025, the amounts subject to recoupment were as follows:
Empower Securefoundation® Balanced ETF Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$143,880	$185,873	$229,716	$99,713	$0
Transactions with Affiliates
The Empower SecureFoundation® Balanced Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following table is a summary of the transactions for each underlying investment during the period ended June 30, 2025, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.

Semi-Annual Report - June 30, 2025

Empower SecureFoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 34.61%
Empower Bond Index Fund Institutional Class	30,248,476	$267,290,360	$11,075,419	$40,175,362	$(6,987,290)	$17,106,723	$-	$-	$255,297,140
					(6,987,290)	17,106,723	0	0	255,297,140
EQUITY MUTUAL FUNDS 55.94%
Empower International Index Fund Institutional Class	8,279,005	106,025,152	569,624	16,406,249	6,646,556	12,719,502	-	-	102,908,029
Empower S&P 500® Index Fund Institutional Class	15,843,066	159,071,599	8,839,616	21,838,077	(376,177)	9,505,768	-	-	155,578,906
Empower S&P Mid Cap 400® Index Fund Institutional Class	10,492,511	89,331,234	6,868,126	11,424,280	(1,351,548)	1,578,286	-	-	86,353,366
Empower S&P Small Cap 600® Index Fund Institutional Class	11,055,759	69,596,642	8,042,239	10,407,457	(3,617,402)	540,380	-	-	67,771,804
					1,301,429	24,343,936	0	0	412,612,105
FIXED INTEREST CONTRACT 4.89%
Empower of America Contract	36,103,327	38,109,353	1,747,298	4,098,946	-	-	345,622	-	36,103,327
					0	0	345,622	0	36,103,327
				Total	$(5,685,861)	$41,450,659	$345,622	$0	$704,012,572
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S.Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower SecureFoundation® Balanced Fund	$38,033,340	$105,152,567
Empower SecureFoundation® Balanced ETF Fund	1,842,144	2,319,417
For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Empower SecureFoundation® Balanced ETF Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and any necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2025, the Fund had securities on loan valued at $1,432,557 and received collateral as reported on the Statement of Assets and Liabilities of $1,462,969 for such loan which was invested in Government Money Market Mutual Funds.

Semi-Annual Report - June 30, 2025

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned.  At June 30, 2025, the class of the securities loaned consisted entirely of exchange traded funds. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2025, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2025

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower SecureFoundation Balanced Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC  (“ECM”) and Empower Funds, on behalf of Empower SecureFoundation Balanced Fund (the “Fund”), a series of Empower Funds.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM. Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered ECM’s reputation for management of its investment strategies and its decision-making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer. The Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account. Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.

The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a composite index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 for the Investor Class and, with respect to the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the performance universe and the composite index, the latter of which was derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the S&P 500 Index (large blend); the S&P MidCap 400 Index (mid blend); the S&P SmallCap 600 Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg 1-3 Year Credit Bond Index (short term income/cash) (the “Composite Index”). In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Composite Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fourth, third, second and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which exceeded the performance universe median for the five- and ten-year periods and had specific rankings in the 64th and 56th percentiles for the one- and three-year periods, respectively. Similar results were observed for the Fund’s Institutional Class, with annualized returns for the one-, three- and five-year periods ended December 31, 2024, ranking in the third, third and second quintiles, respectively, of its performance universe, exceeding the performance universe median for three- and five-year periods and had a specific performance universe ranking in the 56th percentile for the one-year period. The Board also observed that the Fund’s Institutional Class outperformed the Composite Index for the five-year period ended December 31, 2024 and the Fund underperformed the Composite Index for each other period reviewed.
In evaluating the comparative performance data, the Board considered that the Fund is a “fund-of-funds” that seeks to achieve its investment objective by investing in a professionally selected mix of mutual funds and in a fixed interest income contract issued and guaranteed by ECM’s parent company, Empower of America (the “Empower of America Contract”). ECM uses asset allocation strategies to allocate the Fund’s assets among different broad asset classes and in underlying funds. Thus, the Board also took into account ECM’s asset allocation processes and the oversight thereof, including ECM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2026, to reduce its management fee by a stated amount with respect to the Fund’s investments in the Empower of America Contract.
In light of the Fund’s unified investment management fee structure, as well as its investment strategy of investing in underlying funds, the Board considered the Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratio of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. The Board observed that for each class, the total annual operating expense ratio, including underlying fund expenses, was below the peer group median expense ratio, ranked in the first quintile of its respective peer group and had the lowest fees of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).

As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors. In this connection, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, expenses of similar funds and the profitability of ECM.
In addition, the Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the Fund may have a higher advisory fee than the separate accounts and other products managed by ECM because of the increased regulatory and compliance requirements of the Fund and the differences in the range of services provided to the Fund and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to the Fund and shareholders. The Board also noted that under the Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of: service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.

In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, the Fund invests in the Empower of America Contract. The Board also considered that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. The Board also noted that to purchase shares of the Fund, shareholders must also purchase a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by Empower of America and its affiliated insurance company, Empower Life & Annuity Insurance Company of New York (“Empower of NY”), and that shareholders pay Empower of America and Empower of NY a fee for providing the Guarantee. Furthermore, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.
Empower SecureFoundation Balanced ETF Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower SecureFoundation Balanced ETF Fund (the “Fund”), a series of Empower Funds.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM  in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM. Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered ECM’s reputation for management of its investment strategies and its decision‑ making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer. The Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account. Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Class A Shares as compared against a composite index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the performance universe and the composite index, the latter of which was derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the S&P 500 Index (large blend); the S&P MidCap 400 Index (mid blend); the S& P SmallCap 600 Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); and the Bloomberg U.S. Aggregate Bond Index (intermediate term bond) (the “Composite Index”). In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the Composite Index and to a peer group of funds.
The Board observed that the Fund’s annualized returns were in the third quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2024 and in the second quintile of its performance universe for the ten-year period ended December 31, 2024 (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding the performance universe median for the three-, five- and ten-year periods ended December 31, 2024 and with a specific performance universe ranking in the 51st percentile for the one-year period ended December 31, 2024. The Fund outperformed the Composite Index for the one-year period ended December 31, 2024 and underperformed the Composite Index for each other period reviewed.
In evaluating the comparative performance data, the Board considered that the Fund is a “fund-of-funds” that seeks to achieve its investment objective by investing primarily in a professionally selected mix of exchange-traded funds (“ETFs”). ECM uses asset allocation strategies to allocate the Fund’s assets among different broad asset classes and in underlying ETFs. Thus, the Board also took into account ECM’s asset allocation processes and the oversight thereof, including ECM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In light of the Fund’s unified investment management fee structure, as well as its investment strategy of investing in underlying exchange-traded funds, the Board considered the Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. The Board observed that the Fund’s total annual operating expense ratio, including underlying fund expenses, was below the peer group median expense ratio, ranked in the first quintile of its peer group and had the lowest fees in its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors. In this connection, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, expenses of similar funds and the profitability of ECM.
In addition, the Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements and profitability information from ECM.

With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, the Board noted that ECM reported a negative margin associated with its management of the Fund in particular.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to the Fund and shareholders. The Board also noted that under the Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Although, to have purchased shares of the Fund, shareholders must have also purchased a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by Empower of America and its affiliated insurance company, Empower Life & Annuity Insurance Company of New York (“Empower of NY”), and that shareholders pay Empower of America and Empower of NY a fee for providing the Guarantee, the Board noted that effective as of close of business on December 14, 2018, the Fund is closed to new investors. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.

The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 21, 2025